Employee Benefits - Schedule Of Main Actuarial Assumptions Of Defined Benefit Plans (Detail) - Defined benefit plans	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
ITALY
Disclosure Of Detailed Information About Employee Benefits [Line Items]
Salary increase rate	2.50%	2.55%
ITALY | Top of range
Disclosure Of Detailed Information About Employee Benefits [Line Items]
Average duration of plan (years)	17 years 9 months 29 days	17 years 5 months 19 days
Discount rate	3.67%	3.86%
Inflation rate	2.44%	4.53%
ITALY | Bottom of range
Disclosure Of Detailed Information About Employee Benefits [Line Items]
Average duration of plan (years)	8 years 1 month 6 days	8 years 6 months
Discount rate	2.96%	3.01%
Inflation rate	1.59%	2.59%
AUSTRIA | Top of range
Disclosure Of Detailed Information About Employee Benefits [Line Items]
Average duration of plan (years)	9 years 9 months 18 days	11 years
Discount rate	3.51%	4.16%
Salary increase rate	8.00%	7.50%
AUSTRIA | Bottom of range
Disclosure Of Detailed Information About Employee Benefits [Line Items]
Average duration of plan (years)	7 years 10 months 24 days	7 years 7 months 6 days
Discount rate	3.44%	4.09%
Salary increase rate	1.70%	3.00%